Share-Based Compensation - Schedule of Share Based Payment Award Stock Options Valuation Assumptions (Detail)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	6 years 6 months	6 years 6 months	6 years 6 months
Expected Dividend Yield	0.00%	0.00%	0.00%
Forfeiture Rate		0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	1.95%	1.01%	(0.82%)
Expected Volatility	64.60%	65.45%	58.80%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-Free Interest Rate	2.02%	1.35%	(0.39%)
Expected Volatility	64.91%	68.49%	71.80%